Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Summary of Recognized Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 64	$ 23	$ 49
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	6	13	8
Poland [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		5
Colombia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	3	2
Spain [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		2	24
Mexico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		1	2
Czech Republic [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			8
Panama [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			3
France [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1	$ 0	3
Puerto Rico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	52
Other countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 2		$ 1